Cover	Jul. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-37526
Entity Registrant Name	ZYNERBA PHARMACEUTICALS, INC.
Entity Central Index Key	0001621443
Entity Tax Identification Number	26-0389433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	80 W. Lancaster Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Devon
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19333
City Area Code	484
Local Phone Number	581-7505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZYNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false